SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Operating Income by Segment
The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2016
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Other	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$23,515	$31,440	$31,630	$9,209	$-	$-	$95,794
Intersegment revenues	4,740	989	-	-	-	(5,729)	-
Total revenues	28,255	32,429	31,630	9,209		(5,729)	95,794

Cost of revenues	24,028	23,440	27,423	7,610	-	(5,744)	76,757
Gross profit	4,227	8,989	4,207	1,599	-	15	19,037

Research and development	758	210	29	143	-	-	1,140
Selling and marketing	1,544	1,105	792	435	-	-	3,876
General and administrative	2,539	2,915	3,473	1,096	-	-	10,023
Other expenses (income)	-	-	-	-	(138)	-	(138)
Operating income (loss)	$(614)	$4,759	$(87)	$(75)	$138	$15	$4,136

	Year ended December 31, 2015
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Other	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$23,511	$30,526	$29,665	$1,905	$-	$-	$85,607
Intersegment revenues	3,840	475	-	-	-	(4,315)	-
Total revenues	27,351	31,001	29,665	1,905	-	(4,315)	85,607

Cost of revenues	23,887	22,541	28,474	1,485	-	(4,445)	71,942
Gross profit	3,464	8,460	1,191	420	-	130	13,665

Research and development	619	264	-	7	-	-	890
Selling and marketing	1,270	961	608	64	-	-	2,903
General and administrative	1,880	3,000	3,303	286	-	-	8,469
Other expenses	-	-	-	-	631	-	631
Gain on bargain purchase	-	-	-	-	(4,833)	-	(4,833)
Operating income (loss)	$(305)	$4,235	$(2,720)	$63	$(4,202)	$130	$5,605

	Year ended December 31, 2014
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$22,871	$30,121	$27,734	$-	$80,726
Intersegment revenues	5,314	229	-	(5,543)	-
Total revenues	28,185	30,350	27,734	(5,543)	80,726

Cost of revenues	23,249	23,101	23,502	(5,330)	64,522
Gross profit	4,936	7,249	4,232	(213)	16,204

Research and development	841	229	-	-	1,070
Selling and marketing	1,538	1,058	607	-	3,203
General and administrative	2,717	2,417	2,989	-	8,123
Other income	(11)	-	-	-	(11)
Operating income (loss)	$(149)	$3,545	$636	$(213)	$3,819

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment
The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Year ended December 31, 2016
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	28,885	34,729	27,246	11,616	9,500	111,976
Depreciation and amortization	1,199	898	542	997	-	3,636
Expenditure for segment assets	1,437	1,266	2,686	505	-	5,894
	Year ended December 31, 2015
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	29,440	28,400	24,170	11,635	15,938	109,583
Depreciation and amortization	1,127	789	669	196	-	2,781
Expenditure for segment assets	1,075	1,400	821	51	-	3,347

	Year ended December 31, 2014
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Depreciation and amortization	1,027	675	367	-	2,069
Expenditure for segment assets	1,126	810	539	-	2,475